Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
We recorded an income tax benefit for the three months ended March 31, 2017 and 2016 of $308 and $2,070, respectively, which primarily consisted of foreign income taxes.
Our income tax benefit or expense is based on an annual effective tax rate forecast, including estimates and assumptions that could change during the year. The application of the requirements for accounting for income taxes in interim periods, after consideration of our valuation allowance, causes a significant variation in the typical relationship between income tax expense and pretax accounting income.
As of March 31, 2017, all of Century's U.S. and certain foreign deferred tax assets, net of deferred tax liabilities, continue to be subject to a valuation allowance.

Income taxes

The components of pre-tax book income (loss) consist of the following:
	Year Ended December 31,
	2016	2015	2014
U.S.	$(86,545)	$(62,203)	$91,026
Foreign	(164,320)	21,081	52,451
Total	$(250,865)	$(41,122)	$143,477

Significant components of the income tax expense consist of the following:
	Year Ended December 31,
	2016	2015	2014
Current:
U.S. federal current expense (benefit)	$(231)	$—	$(112)
State current expense (benefit)	(130)	(706)	2,252
Foreign current expense	5,726	13,473	15,098
Total current expense	5,365	12,767	17,238
Deferred:
U.S. federal deferred benefit	(1,564)	(1,564)	(1,696)
State deferred benefit	—	—	(12)
Foreign deferred tax expense	(977)	(1,927)	2,778
Total deferred benefit	(2,541)	(3,491)	1,070
Total income tax expense	$2,824	$9,276	$18,308

A reconciliation of the statutory U.S. Federal income tax rate to the effective income tax rate on income (loss) is as follows:
	2016	2015	2014
Federal Statutory Rate	35.0%	35.0%	35.0%
Permanent differences	7.7	1.9	4.3
State taxes, net of Federal benefit	6.1	(16.0)	(6.2)
Rate change - foreign	(4.2)	—	—
Foreign earnings taxed at different rates than U.S.	(13.5)	3.0	(1.3)
Valuation allowance	(27.5)	(56.6)	(26)
Changes in uncertain tax reserves	(1.0)	(4.2)	0.6
Other	(3.7)	14.3	6.4
Effective tax rate	(1.1)%	(22.6)%	12.8%

The effect of earnings of foreign subsidiaries includes the difference between the U.S. statutory rate and local jurisdiction tax rates, as well as the provision (benefit) for incremental U.S. taxes on unremitted earnings of foreign subsidiaries due to the removal of the election to permanently reinvest the related earnings during 2012.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Significant components of our deferred tax assets and liabilities as of December 31 are as follows:

	2016	2015
Deferred tax assets:
Accrued postretirement benefit cost	$69,725	$78,518
Accrued liabilities	4,679	1,080
Share-based compensation	6,071	6,421
Goodwill	5,539	7,949
Net operating losses and tax credits	739,712	700,819
Foreign basis differences	13,929	2,083
Ravenswood retiree legal settlement	8,683	—
Other	5,747	10,128
Total deferred tax assets	854,085	806,998
Valuation allowance	(839,082)	(768,764)
Net deferred tax assets	$15,003	$38,234
Deferred tax liabilities:
Tax over financial statement depreciation	$(119,378)	$(125,386)
Unremitted foreign earnings	(808)	(18,901)
Total deferred tax liabilities	(120,186)	(144,287)
Net deferred tax liability	$(105,183)	$(106,053)

Certain reclassifications have been made to the prior period presentation to conform to the current period presentation.
We regularly assess the likelihood that deferred tax assets will be recovered from future taxable income.  To the extent we believe that it is more likely than not that a deferred tax asset will not be realized, a valuation allowance is established.  When a valuation allowance is established or increased, an income tax charge is included in the consolidated statement of operations and net deferred tax assets are adjusted accordingly.  Future changes in tax laws, statutory tax rates and taxable income levels could result in actual realization of the deferred tax assets being materially different from the amounts provided for in the consolidated financial statements.  If the actual recovery amount of the deferred tax asset is less than anticipated, we would be required to write-off the remaining deferred tax asset and increase the tax provision.
We have a valuation allowance of $839 million recorded for all of our U.S. deferred tax assets, and a portion of our Icelandic deferred tax assets as of December 31, 2016.
The changes in the valuation allowance are as follows:

	2016	2015	2014
Beginning balance, valuation allowance	$768,764	$748,283	$765,023
Release of valuation allowance	(6,007)	—	—
Other change in valuation allowance	76,325	20,481	(16,740)
Ending balance, valuation allowance	$839,082	$768,764	$748,283

The significant components of our net operating loss carryforwards ("NOLs") are as follows:

	2016	2015
Federal (1)	$1,510,558	$1,470,251
State (2)	1,901,554	2,094,687
Foreign (3)	540,819	466,743

(1)	The federal NOL begins to expire in 2028.

(2)	The state NOLs begin to expire in 2027.

(3)	The Icelandic NOL begins to expire in 2017; Dutch NOL begins to expire in 2022.

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits (excluding interest) is as follows:

	2016	2015	2014
Balance as of January 1,	$3,800	$2,000	$1,200
Additions based on tax positions related to the current year	2,700	1,800	1,100
Decreases due to lapse of applicable statute of limitations	(100)	—	(300)
Settlements	—	—	—
Balance as of December 31,	$6,400	$3,800	$2,000

Included in the above balances are tax positions whose tax characterization is highly certain but for which there is uncertainty about the timing of tax return inclusion.  Because of the impact of deferred tax accounting, other than interest and penalties, the timing would not impact the annual effective tax rate but could accelerate the payment of cash to the taxing authority to an earlier period.  The remaining amounts of unrecognized tax benefits would affect our effective tax rate if recognized.  It is our policy to recognize potential accrued interest and penalties related to unrecognized tax benefits in income tax expense.

The components of our unrecognized tax positions are as follows:

	2016	2015	2014
Highly certain tax positions	$6,300	$3,700	$1,900
Other unrecognized tax benefits	100	100	100
Gross unrecognized tax benefits	$6,400	$3,800	$2,000
Accrued interest and penalties related to unrecognized tax benefits	$—	$—	$—

Century and its subsidiaries file income tax returns in the U.S. federal jurisdiction, various state and local jurisdictions, and several foreign jurisdictions.
Our federal income tax returns have been reviewed by the IRS through 2010.  However, we have NOLs beginning in 2008 that are available for carryforward to future years.  Under U.S. tax law, NOLs may be adjusted by the IRS until the statute of limitations expires for the year in which the NOL is used.  Accordingly, our 2008 and later NOLs may be reviewed until they are used or expire.  Material state and local income tax matters have been concluded for years through 2006.  The majority of our state returns beginning in 2008 are subject to examination.
As of December 31, 2016, we had federal net operating loss carryforwards of $1,510,558. Our ability to utilize our deferred tax assets to offset future federal taxable income may be significantly limited if we experience an "ownership change" as defined in Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, an ownership change would occur if our "five-percent shareholders," as defined under the Code, collectively increase their ownership in us by more than 50 percentage points over a rolling three-year period.  Future transactions in our stock that may not be in our control may cause us to experience such an ownership change and thus limit our ability to utilize net operating losses, tax credits and other tax assets to offset future taxable income.
Our Icelandic tax returns have been reviewed through the 2012 tax year.
As of December 31, 2016 and 2015 we had income taxes payable of $5,745 and $13,092, respectively. The income taxes payable are included within accrued and other current liabilities in our Consolidated Balance Sheets.
We do not expect a significant change in the balance of unrecognized tax benefits within the next twelve months.